Cover	Mar. 24, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 24, 2023
Entity File Number	333-228130
Entity Registrant Name	WISEMAN GLOBAL LIMITED
Entity Central Index Key	0001756640
Entity Tax Identification Number	32-0576335
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Room 929, Building 1, Fuji Land Building, No. 6018, Longgang Avenue (Longgang Section)
Entity Address, Address Line Two	Nanlian Community
Entity Address, Address Line Three	Longgang Street
Entity Address, City or Town	Shenzhen City, Guangdong
Entity Address, Country	CN
Entity Address, Postal Zip Code	518109
City Area Code	+86
Local Phone Number	755 8489 9169
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
[custom:EntityAddressAddressLine4]	Longgang District